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Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

January 4, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust
File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on December 15, 2011 to the prospectus dated May 1, 2011, for Class A, Class C, Institutional Class and Retail Class shares of the EIC Value Fund (the “Fund”), a series of the Trust. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

If you have any questions, please contact the undersigned at 215.981.4659.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:	Mr. Joel L. Weiss

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